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FREMONT MUTUAL FUNDS, INC.

Supplement dated June 22, 1998 to Prospectus dated March 1, 1998

     As of June 22, 1998, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri, 64105, is the new custodian for Fremont Mutual Funds, Inc.

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